Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions and Balances

11. Related Party Transactions and Balances

Related parties:

Name of related parties	Relationship with the Company
CBL (Asia) Limited	An entity controlled by Mr. Chia (Note 1)
Straits Energy Resources Berhad	An entity holding 32.3% of the Company’s shares

Note 1:	Mr. Chia is the director and controlling shareholder of CBL (Asia) Limited, which is a 62% shareholder of the Company.

Note 2:	Straits Energy Resources Berhad is a company incorporated and listed in Malaysia.

During the financial year 2023 & 2022, there was no transaction with the above two entities and that the balances with them were $Nil as of December 31, 2023 & 2022.